Summary of Significant Accounting Policies - Summary of Right-Of-Use Assets Related to Property and Equipment Leases (Detail) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Summary of Significant Accounting Policies [Line Items]
Lease liability recognized as of January 1, 2019	R$ 214,583	R$ 246,901	R$ 255,406	R$ 148,494	R$ 148,494
(Less): accrued lease payments as of December 31, 2018	(45,903)	(26,194)	(37,979)	(14,624)
Rights-of-use assets	R$ 182,014	R$ 221,381	R$ 227,478	R$ 133,870	133,870
Properties [member]
Summary of Significant Accounting Policies [Line Items]
Rights-of-use assets					123,262
Equipments [member]
Summary of Significant Accounting Policies [Line Items]
Rights-of-use assets					R$ 10,608